Offerings - Offering: 1	Oct. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	1,775,716
Proposed Maximum Offering Price per Unit	0.6650
Maximum Aggregate Offering Price	$ 1,180,851.14
Fee Rate	0.0087%
Amount of Registration Fee	$ 102.74
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional common shares that become issuable under the Fort Technology Inc. Fixed Equity Incentive Plan (the “Plan”) by reason of any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration leading to an increase in the number of outstanding shares.

Represents common shares issuable upon vesting or exercise of awards granted under the Plan, as well as future award grants under the Plan and the corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(c) and Rule 457(h) under the Securities Act, on the basis of $0.665 per share, the average of the high ($0.73) and low ($0.60) price of the Registrant’s ordinary shares, as reported on the Nasdaq Capital Market on October 14, 2026.